Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Debt securities
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	348,972	402,054
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	100,158	118,163
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	246,998	281,467
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,770	2,337
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	46	87
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	21,634	11,757
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	75,668	76,882
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 446,274	$ 490,693